Offerings - Offering: 1	Sep. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	13,181,055
Proposed Maximum Offering Price per Unit	13.21
Maximum Aggregate Offering Price	$ 174,121,736.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,046.21
Offering Note	This registration statement registers the resale of shares of common stock by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock") of MapLight Therapeutics, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of Common Stock being registered pursuant to this registration statement. The maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on September 3, 2026, which date is within five business days prior to the date of the filing of this registration statement.